Summary of Significant Accounting Policies Change in Accounting Principle (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended					3 Months Ended															12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 As Previously Reported (under LIFO)		Sep. 30, 2013 As Previously Reported (under LIFO)		Jun. 30, 2013 As Previously Reported (under LIFO)		Mar. 31, 2013 As Previously Reported (under LIFO)	Dec. 31, 2012 As Previously Reported (under LIFO)		Sep. 30, 2012 As Previously Reported (under LIFO)		Jun. 30, 2012 As Previously Reported (under LIFO)		Mar. 31, 2012 As Previously Reported (under LIFO)		Dec. 31, 2013 As Previously Reported (under LIFO)	Dec. 31, 2012 As Previously Reported (under LIFO)	Dec. 31, 2011 As Previously Reported (under LIFO)	Dec. 31, 2010 Change in Accounting Method for Inventory Valuation Effect of Change in Accounting Principle
Consolidated Statements of Income and Comprehensive Income
Cost of sales																	$ (2,797,853)		$ (2,209,142)		$ (2,076,816)																$ (2,806,121)	$ (2,203,286)	$ (2,078,088)
Gross profit	259,360	[1],[2]	227,599	[1],[3]	195,250	[1],[4]	185,246	[1]	170,819	[1],[5]	162,922	[1],[6]	159,160	[1],[6]	141,834	[1],[7]	867,455	[1]	634,735	[1]	543,295	257,595	[2]	226,777	[3]	192,323	[4]	182,492	174,339	[5]	163,102	[6]	158,015	[6]	145,135	[7]	859,187	640,591	542,023
Operating Income (Loss)	122,896	[1],[2]	142,782	[1],[3]	110,197	[1],[4]	106,000	[1]	94,899	[1],[5]	91,892	[1],[6]	85,003	[1],[6]	165,809	[1],[7]	481,875	[1],[8]	437,603	[1]	274,021	121,131	[2]	141,960	[3]	107,270	[4]	103,246	98,419	[5]	92,072	[6]	83,858	[6]	169,110	[7]	473,607	443,459	272,749
Income before taxes																	423,600	[8]	374,703		244,776																415,332	380,559	243,504
(Provision) benefit for income taxes																	17,729		(214,463)		(85,971)																20,951	(216,739)	(85,477)
Net income	228,101	[1],[2]	84,682	[1],[3]	66,252	[1],[4]	62,294	[1]	58,879	[1],[5]	39,681	[1],[6]	45,854	[1],[6]	15,826	[1],[7]	441,329	[1]	160,240	[1]	158,805	227,025	[2]	84,180	[3]	64,465	[4]	60,613	61,031	[5]	39,791	[6]	45,154	[6]	17,844	[7]	436,283	163,820	158,027
Comprehensive income																	490,347		143,976		105,408																485,301	147,556	104,630
Net income per common share
Basic	$ 2.36	[1],[2]	$ 0.88	[1],[3]	$ 0.69	[1],[4]	$ 0.65	[1]	$ 0.61	[1],[5]	$ 0.41	[1],[6]	$ 0.48	[1],[6]	$ 0.16	[1],[7]	$ 4.57	[1]	$ 1.66	[1]	$ 1.60	$ 2.35	[2]	$ 0.87	[3]	$ 0.67	[4]	$ 0.63	$ 0.63	[5]	$ 0.41	[6]	$ 0.47	[6]	$ 0.18	[7]	$ 4.52	$ 1.70	$ 1.59
Diluted	$ 2.34	[1],[2]	$ 0.87	[1],[3]	$ 0.68	[1],[4]	$ 0.64	[1]	$ 0.60	[1],[5]	$ 0.41	[1],[6]	$ 0.47	[1],[6]	$ 0.16	[1],[7]	$ 4.52	[1]	$ 1.64	[1]	$ 1.58	$ 2.33	[2]	$ 0.86	[3]	$ 0.66	[4]	$ 0.62	$ 0.63	[5]	$ 0.41	[6]	$ 0.46	[6]	$ 0.18	[7]	$ 4.47	$ 1.68	$ 1.57
Consolidated Balance Sheets
Inventories	594,291								332,268								594,291		332,268			522,523							268,767								522,523	268,767
Current deferred tax asset	47,616								0								47,616		0			75,579							22,328								75,579	22,328
Current deferred tax liability	0								2,414								0		2,414			0							0								0	0
Retained earnings	1,019,101								742,487								1,019,101		742,487			975,296							703,728								975,296	703,728		41,600
Consolidated Statements of Cash Flows
Net income	228,101	[1],[2]	84,682	[1],[3]	66,252	[1],[4]	62,294	[1]	58,879	[1],[5]	39,681	[1],[6]	45,854	[1],[6]	15,826	[1],[7]	441,329	[1]	160,240	[1]	158,805	227,025	[2]	84,180	[3]	64,465	[4]	60,613	61,031	[5]	39,791	[6]	45,154	[6]	17,844	[7]	436,283	163,820	158,027
Deferred income tax provision (benefit)																	(160,328)		180,926		27,841																(163,550)	183,202	27,347
Change in inventories																	$ 25,036		$ (6,356)		$ (9,605)																$ 33,304	$ (12,212)	$ (8,333)

[1]	Amounts have been adjusted for the change in inventory accounting method from LIFO to average cost.
[2]	Includes Boise's results for the period of October 25, 2013, through December 31, 2013. The quarter also includes $166.0 million of income tax benefits from the reversal of the reserves for unrecognized tax benefits from alternative energy tax credits ($1.70 per diluted share), partially offset by $21.5 million of expense for the acquisition inventory step-up ($13.6 million after tax or $0.14 per diluted share), $15.8 million of acquisition-related costs ($10.0 million after tax or $0.10 per diluted share), $8.9 million of acquisition-related financing costs ($5.6 million after tax or $0.06 per diluted share), and $17.4 million of integration-related and other costs ($11.0 million after tax or $0.11 per diluted share).
[3]	Includes a $3.1 million non-cash pension curtailment charge ($2.0 million after tax or $0.02 per diluted share), $1.5 million of acquisition-related costs ($1.0 million after tax or $0.01 per diluted share), and $2.7 million of acquisition-related financing costs ($1.8 million after tax or $0.02 per diluted share).
[4]	Includes a $7.8 million non-cash pension curtailment charge ($5.0 million after tax or $0.05 per diluted share).
[5]	Includes $3.4 million of income from state income tax adjustments ($0.03 per diluted share), partially offset by $2.0 million of plant closure charges ($1.4 million after tax or $0.01 per diluted share).
[6]	The second and third quarters of 2012 include debt refinancing charges of $3.7 million ($2.5 million after tax or $0.03 per diluted share) and $21.1 million ($13.5 million after tax or $0.14 per diluted share), respectively.
[7]	During the first quarter of 2012, PCA amended its 2009 federal income tax return to reduce the gallons claimed as cellulosic biofuel producer credits previously recorded as a tax benefit and to increase those gallons claimed as alternative fuel mixture credits previously recorded as income. The increase in gallons claimed as alternative fuel mixture credits resulted in income of $95.5 million. The decrease in gallons claimed as cellulosic biofuel producer credits resulted in a decrease in tax benefits of $118.5 million, for a total decrease in net income of $23.0 million ($0.24 per diluted share).
[8]	On October 25, 2013, we acquired Boise. The 2013 results include Boise for the period of October 25 through December 31, 2013.